Convertible Notes Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
EVOLUTION METALS LLC [Member]
Convertible Notes Receivable [Line Items]
Convertible Notes Receivable

Note 6 — Convertible Notes Receivable

For the three months ended March 31, 2025 and for the period from February 8, 2024 (inception) to March 31, 2024, paid in-kind interest income totaled $474,050 and $0, respectively, and are included as a component of interest income on the accompanying statement of operations. For the three months ended March 31, 2025 and for the period from February 8, 2024 (inception) to March 31, 2024, an $11,630,990 allowance for credit losses related to the convertible promissory notes of Camston Wrather LLC issued to the Company in June 2024, August 2024 and September 2024, of which $1,005,990 is related to paid in-kind interest, were included in the accompanying statement of operations.

Note 6 — Convertible Notes Receivable

In June 2024, August 2024 and September 2024 the Company entered into three convertible promissory notes with CW whereby the Company advanced the principal amount of $2,500,000, $1,000,000 and $9,000,000, respectively, to CW (collectively, the “CW Notes”) to fund its working capital. With the first advancement under the CW Notes in June 2024, the Company became a senior lender under CW’s credit agreement.

The Company has the option to convert 100% of the outstanding principal balance, excluding unpaid interest, on the CW Notes into CW’s Class AA Units of capital stock at the rate of one CW’s Class AA Unit per $1.00. Prepayment of principal and accrued interest without consent of the Company is permitted. The CW Notes bear interest at a rate per annum equal to the adjusted daily Secured Overnight Financing Rate (4.49% at December 31, 2024) (“SOFR”) plus an applicable margin of 10.00% (14.49% at December 31, 2024) and matures on December 28, 2024 and is recorded on a paid in-kind basis through an increase in the outstanding principal balance amount of the CW Notes (inclusive of interest capitalized the prior quarter).

In November 2024, the Company terminated its investment agreement with CW (see Note 4) in accordance with the terms of the investment agreement and notified CW that $4,174,445 of the advances made by the Company under the convertible note receivable were due and payable.

For the period from February 8, 2024 (inception) to December 31, 2024, paid in-kind interest income totaled $709,467 and is included as a component of interest income on the accompanying statement of operations. For the period from February 8, 2024 (inception) to December 31, 2024, an allowance for credit losses of $11,228,047 related to the CW Notes, of which $603,047 is related to in-kind interest, was included in the accompanying statement of operations.